Filecoiner Investment (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Nov. 14, 2021	Oct. 14, 2021	Sep. 30, 2021
Subsequent Event [Line Items]
Investment Owned, Balance, Shares			2,875,000
Investment Owned, Restricted, Cost			$ 5.4
Subsequent Event [Member]
Subsequent Event [Line Items]
Investment Owned, Balance, Shares		1,500,000
investment, share price		$ 4.00
Subsequent Event [Member] | Filecoiner
Subsequent Event [Line Items]
Investment Owned, Balance, Shares		1,000
Investment liquidation preference		$ 1,000
Investment redemption terms	Filecoiner will use 1.5% of its annual gross revenue to redeem any outstanding shares of Filecoiner Series B Preferred Stock. This amount will be paid to the holder of the Filecoiner Series B Preferred Stock within 15 days of the completion of Filecoiner's audited financial statements During any 12-calendar month period, 25% of the shares of Series B Preferred Stock shall be convertible at the option of the holder thereof at any time into a number of shares of common stock determined by dividing (i) the original issue price by (ii) the conversion price then in effect.
investment conversion price		$ 8.00
Investment Owned, Restricted, Cost		$ 8.0